Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Basic earnings per share
Net income attributable to equity shareholders		$ 1,660	$ 1,518	$ 1,725	$ 5,042	$ 4,993
Less: Preferred share dividends and distributions on other equity instruments		46	47	30	134	111
Common shareholders		$ 1,614	$ 1,471	$ 1,695	$ 4,908	$ 4,882
Weighted-average common shares outstanding (thousands)		903,742	902,489	899,180	902,703	896,884
Basic earnings per share	[1]	$ 1.79	$ 1.63	$ 1.88	$ 5.44	$ 5.44
Diluted earnings per share
Net income attributable to common shareholders		$ 1,614	$ 1,471	$ 1,695	$ 4,908	$ 4,882
Weighted-average common shares outstanding (thousands)		903,742	902,489	899,180	902,703	896,884
Add: Stock options potentially exercisable (2) (thousands)		1,590	2,910	2,644	2,429	1,803
Add: Equity-settled consideration (thousands)		286	340	472	315	338
Weighted-average diluted common shares outstanding (thousands)		905,618	905,739	902,296	905,447	899,025
Diluted earnings per share	[1]	$ 1.78	$ 1.62	$ 1.88	$ 5.42	$ 5.43

[1]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to all periods presented.